Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accrued Liabilities Current [Abstract]
Schedule of Accrued Liabilities

As of March 31, 2020 and December 31, 2019, accrued liabilities consisted of the following (in millions):

	March 31,	December 31,
	2020	2019
Interest costs and related debt fees	$99	$8
Accrued natural gas purchases	86	132
Liquefaction Project costs	38	192
Other	21	38
Total accrued liabilities	$244	$370

As of December 31, 2019 and 2018, accrued liabilities consisted of the following (in thousands):

	December 31,
	2019	2018
Interest costs and related debt fees	$7,950	$994
Accrued natural gas purchases	132,148	91,910
Liquefaction Project costs	192,215	46,964
Other	37,667	22,337
Total accrued liabilities	$369,980	$162,205